Accrued expenses (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accrued research and development costs including milestone payments	SFr 700,866	SFr 4,060,048
Professional fees	315,657	227,363
Accrued vacation & overtime	54,557	69,455
Employee benefits incl. share based payments	146,949	217,649
Other	72,850	108,198
Total accrued expenses	SFr 1,290,879	SFr 4,682,713